Document and Entity Information	12 Months Ended
Dec. 31, 2020 shares
Document and Entity Information
Document Type	20-F
Entity Registrant Name	VALE S.A.
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity Central Index Key	0000917851
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Amendment Flag	false
Document Period End Date	Dec. 31, 2020
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Entity Shell Company	false
ICFR Auditor Attestation Flag	true
Common share
Document and Entity Information
Entity Common Stock, Shares Outstanding	5,129,910,942
Golden shares
Document and Entity Information
Entity Common Stock, Shares Outstanding	12